UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 71.50%
Federal Farm Credit Bank
0.770%, due 10/27/17[1]	9,000,000	8,983,253
1.124%, due 08/08/17[2]	20,000,000	20,001,167
1.180%, due 09/02/17[2]	3,790,000	3,793,563
1.214%, due 08/21/17[2]	9,000,000	9,000,334
1.243%, due 08/27/17[2]	2,000,000	2,000,205
1.279%, due 08/08/17[2]	5,000,000	4,999,588
1.324%, due 08/29/17[2]	15,000,000	15,000,000
Federal Home Loan Bank
0.630%, due 08/03/17[1]	4,000,000	3,999,860
0.640%, due 08/01/17[1]	10,000,000	10,000,000
0.750%, due 10/18/17[1]	10,000,000	9,983,750
0.800%, due 08/09/17[2]	15,000,000	15,000,754
0.829%, due 08/08/17[2]	20,000,000	20,000,000
0.910%, due 08/15/17[1]	18,000,000	17,993,630
0.950%, due 08/23/17[1]	38,000,000	37,977,939
0.950%, due 08/11/17[1]	3,000,000	2,999,221
0.960%, due 09/05/17[1]	10,000,000	9,990,667
0.970%, due 09/11/17[1]	15,000,000	14,983,429
0.970%, due 11/13/17[1]	9,000,000	8,974,780
0.975%, due 10/25/17[1]	10,000,000	9,976,979
0.995%, due 10/26/17[1]	10,000,000	9,976,231
1.010%, due 08/08/17[1]	25,000,000	24,995,090
1.019%, due 11/03/17[1]	14,000,000	13,963,444
1.020%, due 08/23/17[1]	20,000,000	19,987,533
1.021%, due 12/07/17[1]	33,000,000	32,882,667
1.025%, due 09/07/17[1]	11,000,000	10,988,412
1.025%, due 09/20/17[1]	13,000,000	12,981,493
1.025%, due 09/21/17[1]	20,000,000	19,970,958
1.030%, due 09/18/17[1]	11,000,000	10,984,893
1.040%, due 09/25/17[1]	15,000,000	14,976,167
1.041%, due 10/16/17[2]	10,000,000	10,000,000
1.046%, due 08/18/17[2]	30,000,000	30,000,000
1.048%, due 09/15/17[1]	10,000,000	9,986,900
1.050%, due 10/06/17[1]	26,000,000	25,949,950
1.055%, due 10/04/17[1]	10,000,000	9,981,244
1.076%, due 09/26/17[2]	11,000,000	10,999,172
1.080%, due 10/16/17[1]	25,000,000	24,943,000
1.080%, due 10/19/17[1]	15,000,000	14,964,450
1.080%, due 10/27/17[1]	7,000,000	6,981,730
1.080%, due 11/27/17[1]	10,000,000	9,964,600
1.083%, due 10/25/17[1]	13,000,000	12,966,758
1.102%, due 08/25/17[2]	6,000,000	6,000,000
1.109%, due 08/14/17[2]	8,000,000	8,000,000
1.125%, due 01/19/18[1]	25,000,000	24,866,406
1.129%, due 08/21/17[2]	13,000,000	13,000,000
1.129%, due 12/22/17[1]	8,000,000	7,964,123
1.214%, due 08/12/17[2]	10,000,000	9,999,273
1.229%, due 10/10/17[2]	10,000,000	9,999,899
1.237%, due 10/27/17[2]	13,000,000	13,005,787
1.243%, due 08/28/17[2]	1,950,000	1,949,915
1.277%, due 08/06/17[2]	13,000,000	13,001,975

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
Federal National Mortgage Association
1.275%, due 10/11/17[2]	6,500,000	6,500,000
US Treasury Bill
0.892%, due 09/28/17[1]	15,000,000	14,978,443
US Treasury Notes
0.750%, due 10/31/17	13,000,000	12,997,984
0.750%, due 01/31/18	7,000,000	6,995,990
0.875%, due 08/15/17	30,000,000	30,000,221
0.875%, due 11/30/17	13,000,000	13,000,821
0.875%, due 01/31/18	5,000,000	5,000,674
1.354%, due 08/01/17[2]	10,000,000	10,001,002
1.358%, due 08/01/17[2]	12,100,000	12,100,580
1.374%, due 08/01/17[2]	18,000,000	18,002,254
1.875%, due 08/31/17	5,000,000	5,004,824
1.875%, due 10/31/17	13,000,000	13,032,284

Total US government and agency obligations (cost — $819,506,266)		819,506,266

Repurchase agreements — 28.49%
Repurchase agreement dated 07/25/17 with Barclays Capital, Inc., 1.030% due 08/01/17, collateralized by $997,412 Federal Home Loan Mortgage Corp. obligations, 3.073% due 04/01/34 and $133,862,424 Federal National Mortgage Association obligations, 3.000% to 4.970% due 11/01/24 to 11/01/46; (value — $102,000,000); proceeds: $100,020,028	100,000,000	100,000,000
Repurchase agreement dated 07/31/17 with Goldman Sachs & Co., 1.020% due 08/01/17, collateralized by $26,504,000 Federal National Mortgage Association obligations, 1.800% due 07/24/20, $600 US Treasury Bills, zero coupon due 08/17/17 and $64 US Treasury Bond STRIP, zero coupon due 02/15/39; (value — $26,520,006); proceeds: $26,000,737	26,000,000	26,000,000
Repurchase agreement dated 07/31/17 with MUFG Securities Americas Inc., 1.050% due 08/01/17, collateralized by $1,424,880,793 Federal Home Loan Mortgage Corp. obligations, 1.280% to 6.231% due 08/01/19 to 04/01/47, $405,805,552 Federal National Mortgage Association obligations, 1.893% to 5.496% due 01/01/18 to 05/01/50 and $41,495,385 Government National Mortgage Association obligations, 2.500% to 5.470% due 04/20/38 to 06/20/62; (value — $204,000,000); proceeds: $200,005,833	200,000,000	200,000,000

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/17 with State Street Bank and Trust Co., 0.050% due 08/01/17, collateralized by $505,874 US Treasury Note, 2.000% due 08/31/21; (value — $515,625); proceeds: $504,001	504,000	504,000

Total repurchase agreements (cost — $326,504,000)		326,504,000

Total investments (cost — $1,146,010,266 which approximates cost for federal income tax purposes) — 99.99%		1,146,010,266
Other assets in excess of liabilities — 0.01%		137,136

Net assets — 100.00%		$1,146,147,402

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	819,506,266	—	819,506,266
Repurchase agreements	—	326,504,000	—	326,504,000
Total	—	1,146,010,266	—	1,146,010,266

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 39 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronym
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Money Series

UBS Liquid Assets Government Fund

Valuation of investments: Under Rule 2a-7 under the 1940 Act, the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2017.

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 58.53%
Federal Home Loan Bank
0.939%, due 08/09/17[1]	50,000,000	49,988,889
1.010%, due 08/09/17[1]	55,000,000	54,987,778
1.010%, due 08/15/17[1]	143,800,000	143,744,078
1.025%, due 09/05/17[1]	38,500,000	38,462,195
1.025%, due 09/07/17[1]	40,000,000	39,958,478
1.030%, due 09/19/17[1]	50,000,000	49,931,264
1.055%, due 10/11/17[1]	50,000,000	49,896,458
1.100%, due 12/06/17[1]	25,000,000	24,903,868
US Treasury Bills
0.840%, due 08/03/17[1]	80,000,000	79,995,855
0.841%, due 08/03/17[1]	66,500,000	66,496,555
0.900%, due 08/03/17[1]	100,000,000	99,994,819
0.901%, due 08/03/17[1]	47,000,000	46,997,565
0.907%, due 08/17/17[1]	150,000,000	149,935,167
0.921%, due 08/31/17[1]	50,000,000	49,960,335
0.925%, due 09/07/17[1]	200,000,000	199,801,124
0.930%, due 08/17/17[1]	180,000,000	179,922,200
0.934%, due 09/07/17[1]	130,000,000	129,870,731
0.935%, due 08/10/17[1]	200,000,000	199,952,750
0.935%, due 08/31/17[1]	144,000,000	143,885,766
0.938%, due 08/31/17[1]	100,000,000	99,920,671
0.940%, due 09/07/17[1]	150,000,000	149,850,843
0.941%, due 08/31/17[1]	28,000,000	27,977,788
0.950%, due 08/24/17[1]	100,000,000	99,937,868
0.961%, due 08/31/17[1]	91,000,000	90,927,811
0.966%, due 08/17/17[1]	150,000,000	149,935,167
0.981%, due 08/24/17[1]	185,000,000	184,885,056
1.039%, due 12/14/17[1]	34,000,000	33,867,559
1.040%, due 12/07/17[1]	50,000,000	49,815,555
1.053%, due 12/14/17[1]	50,000,000	49,805,234
1.061%, due 12/28/17[1]	30,000,000	29,867,918
1.062%, due 12/21/17[1]	30,000,000	29,874,567
US Treasury Notes
0.625%, due 08/31/17	160,000,000	159,952,000
0.625%, due 09/30/17	4,000,000	3,996,960
0.750%, due 10/31/17	33,500,000	33,469,850
0.750%, due 12/31/17	50,000,000	49,919,681
0.875%, due 08/15/17	385,000,000	384,988,265
0.875%, due 11/15/17	25,000,000	24,982,984
0.875%, due 11/30/17	6,000,000	5,995,125
0.875%, due 01/15/18	7,000,000	6,991,295
0.875%, due 01/31/18	25,000,000	24,964,769

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
1.000%, due 12/15/17	57,000,000	56,972,275

Total US government and agency obligations (cost — $3,547,681,287)		3,547,585,116

Time deposits — 2.41%
Banking-non-US — 2.41%
Credit Agricole Corporate & Investment Bank
1.060%, due 08/01/17	49,000,000	49,000,000
Natixis
1.080%, due 08/01/17	49,000,000	49,000,000
Skandinaviska Enskilda Banken AB
1.070%, due 08/01/17	48,000,000	48,000,000

Total time deposits (cost — $146,000,000)		146,000,000

Repurchase agreements — 39.09%
Repurchase agreement dated 07/31/17 with Barclays Capital, Inc., 1.030% due 08/01/17, collateralized by $171,152,300 US Treasury Bonds, 2.500% to 3.000% due 11/15/44 to 02/15/46, $729,458,800 US Treasury Notes, 1.250% to 2.250% due 11/15/18 to 12/31/23, $1,935,500 US Treasury Bond Principal STRIPs, zero coupon due 11/15/17 to 05/16/46 and $161,365,498 US Treasury Bond STRIPs, zero coupon due 08/15/17 to 05/15/47; (value — $1,020,000,048); proceeds: $1,000,028,611	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 08/01/17, collateralized by $230,006,400 US Treasury Inflation Index Bonds, 0.750% to 3.875% due 04/15/29 to 02/15/42 and $329,579,800 US Treasury Notes, 1.375% to 2.125% due 07/31/18 to 03/31/24; (value — $687,480,066); proceeds: $674,019,471	674,000,000	674,000,000

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/17 with MUFG Securities Americas Inc., 1.030% due 08/01/17, collateralized by $41,717,200 US Treasury Bill, zero coupon due 04/26/18, $89,719,200 US Treasury Bonds, 2.875% to 8.875% due 02/15/19 to 08/15/44, $125,810,700 US Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/23 to 01/15/26, $409,180,600 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 11/15/24 and $45,441,100 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value — $708,900,039); proceeds: $695,019,885	695,000,000	695,000,000

Total repurchase agreements (cost — $2,369,000,000)		2,369,000,000

Total investments (cost — $6,062,681,287 which approximates cost for federal income tax purposes) — 100.03%		6,062,585,116
Liabilities in excess of other assets — (0.03)%		(1,531,705)

Net assets — 100.00%		$6,061,053,411

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$13,131
Gross unrealized depreciation	(109,302)

Net unrealized depreciation	$(96,171)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	3,547,585,116	—	3,547,585,116
Time deposits	—	146,000,000	—	146,000,000
Repurchase agreements	—	2,369,000,000	—	2,369,000,000
Total	—	6,062,585,116	—	6,062,585,116

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 22 days.

Portfolio footnote

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Money Series

Limited Purpose Cash Investment Fund

Valuation of investments: Effective April 11, 2017, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2017.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $3,529,893,850.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $4,194,747,726.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $1,498,286,230.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $1,196,321,242.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $1,034,551,390.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of July 31, 2017 was $8,282,382,292.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $880,249,529.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $466,709,077.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $3,542,874,329.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $337,959,464.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $236,844,874.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $52,298,030.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $152,818,768.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Investor Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $75,484,836.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $1,073,728,397.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $3,689,587,522.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $955,569,179.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2017 was $6,647,882,022.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2017

Exhibit EX-99.CERT

Certifications

I, Mark E. Carver, President of UBS Money Series, certify that:

1.	I have reviewed this report on Form N-Q of UBS Money Series;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2017

I, Thomas Disbrow, Vice President and Treasurer of UBS Money Series, certify that:

1.	I have reviewed this report on Form N-Q of UBS Money Series;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2017